Summary of Significant Accounting Policies - Consolidated financial statement balances and amounts of the Group's VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 2,436,369	$ 9,724,925	$ 18,232,130
Restricted cash	40,202	60,206
Accounts receivable, net	2,334,607	4,949,244	21,483,102
Prepaid expense and other assets	3,384,207	4,443,670
Long-term investments	258,038	276,600
Property and equipment, net	90,501	912,633
Operating lease right-of-use assets	472,053	782,719
Other non-current assets	199,824	95,699
Short-term Investments.	50,074	50,059
Intangible assets, net	15,625	89,532
TOTAL ASSETS	9,281,500	21,385,287
LIABILITIES
Accounts payable	4,425,136	8,171,310
Accrued salary and benefits	1,142,038	4,007,449
Accrued expenses and other current liabilities	2,199,751	4,257,554
Deferred revenue	643,997	175,375
Operating lease liabilities, current	315,953	328,046
Operating lease liabilities, non-current	165,015	489,122
TOTAL LIABILITIES	9,671,155	20,254,451
Net revenues	31,976,268	83,926,614	272,145,821
Income (loss) from operations	(2,535,832)	1,487,728	(8,711,228)
Net (loss) income	(2,595,941)	515,014	(13,877,363)
Net cash (used in) provided by operating activities	(6,560,679)	1,301,198	(51,043,689)
Net cash (used in) provided by investing activities	960,056	521,859	(1,778,533)
Net cash provided by (used in) financing activities	(1,957,236)	(11,616,017)	20,899,885
Assets held in VIEs that can be used only to settle obligations of VIEs	0
Variable Interest Entity, Primary Beneficiary [Member]
ASSETS
Cash and cash equivalents	283,530	2,087,760
Restricted cash		206
Accounts receivable, net	221,848	1,031,662
Prepaid expense and other assets	1,730,359	1,879,727
Long-term investments		276,600
Property and equipment, net	8,191	108,957
Operating lease right-of-use assets	132,080	212,517
Other non-current assets	98,551	21,280
TOTAL ASSETS	2,474,559	5,618,709
LIABILITIES
Accounts payable	1,582,409	3,300,720
Accrued salary and benefits	152,145	874,763
Accrued expenses and other current liabilities	767,641	2,353,038
Deferred revenue	48,636	104,711
Operating lease liabilities, current	88,403	84,813
Operating lease liabilities, non-current	46,171	136,857
TOTAL LIABILITIES	2,685,405	6,854,902
Net revenues	5,752,574	31,296,937	101,383,320
Income (loss) from operations	93,144	17,304,119	(31,302,836)
Net (loss) income	59,026	17,177,101	(31,694,750)
Net cash (used in) provided by operating activities	(2,990,648)	(13,423,567)	(27,664,505)
Net cash (used in) provided by investing activities	273,659	43,397	(475,661)
Net cash provided by (used in) financing activities	$ (1,948,205)	$ 6,436,801	$ 4,772,782
Percentage of consolidated net revenues	18.00%	39.00%	37.00%
Percentage of consolidated total assets	27.00%	26.00%
Percentage of consolidated total liabilities	28.00%	34.00%